Provisions	12 Months Ended
Mar. 31, 2023
Provisions [abstract]
Provisions

18. Provisions

	As at March 31,
	2022		2023
Non-current
Provision for warranty	₹	1	₹ ^
	₹	1	₹ ^
Current
Provision for onerous contracts	₹	1,946	₹	1,590
Provision for warranty		294		456
Others		531		503
	₹	2,771	₹	2,549
	₹	2,772	₹	2,549

^ Value is less than 1

A summary of activity in provision for warranty, provision for onerous contracts and other provisions is as follows:

	Year ended March 31, 2022								Year ended March 31, 2023
	Provision for warranty		Provision for onerous contracts		Others		Total		Provision for warranty		Provision for onerous contracts		Others		Total
Balance at the beginning of the year	₹	215	₹	2,358	₹	463	₹	3,036	₹	295	₹	1,946	₹	531	₹	2,772
Additional provision during the year (1)		307		1,080		191		1,578		414		866		-		1,280
Utilized/written-back during the year		(227)		(1,492)		(123)		(1,842)		(253)		(1,222)		(28)		(1,503)
Balance at the end of the year	₹	295	₹	1,946	₹	531	₹	2,772	₹	456	₹	1,590	₹	503	₹	2,549

(1) Addition in Provision for onerous contracts includes ₹ 51 towards adoption of Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract.

Provision for warranty represents cost associated with providing sales support services, which are accrued at the time of recognition of revenues and are expected to be utilized over a period of 1 to 2 years.

Provision for onerous contracts is recognized when the expected benefit by the company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract.

Other provisions primarily include provisions for compliance related contingencies. The timing of cash outflows in respect of such provision cannot be reasonably determined.